UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2013 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (97.3%)

Australia (2.8%)
Amcor, Ltd.	1,822,300	$15,962,467
Westfield Group	674,738	7,866,433
Westfield Retail Trust	1,350,299	4,519,973
		28,348,873

Brazil (3.0%)
All America Latina Logistica SA	2,334,000	10,161,840
Anhanguera Educacional Participacoes SA	613,996	11,947,847
BR Malls Participacoes SA	577,000	7,469,837
Telefonica Brasil SA-ADR	35,637	897,340
		30,476,864

Canada (2.5%)
Canadian Pacific Railway, Ltd. (1)	136,250	15,740,962
Cenovus Energy, Inc. (1)	142,744	4,744,811
Enbridge, Inc. (1)	99,000	4,330,260
Fairfax Financial Holdings, Ltd.	3,500	1,256,266
		26,072,299

France (2.3%)
Total SA	245,000	13,283,163
Vinci SA	200,500	10,215,771
		23,498,934

Germany (0.8%)
Fresenius SE & Co. KGaA	64,500	7,851,382

Hong Kong (1.7%)
Cheung Kong Holdings, Ltd.	458,361	7,511,886
Wharf Holdings, Ltd.	1,112,199	9,816,389
		17,328,275

Indonesia (0.5%)
PT Bank Rakyat Indonesia Persero Tbk	6,602,000	5,388,696

Ireland (2.5%)
Accenture PLC-Class A	212,600	15,283,814
Covidien PLC (1)	171,000	10,660,140
		25,943,954

Japan (3.2%)
East Japan Railway Co.	116,500	7,873,257
GLP J-REIT *	5,762	5,135,360
Japan Airlines Co., Ltd. *	232,159	9,596,600
Unicharm Corp.	184,100	9,764,175
		32,369,392

Malaysia (0.5%)
Malayan Banking BHD	1,684,000	4,812,977

Mexico (0.5%)
Grupo Financiero Santander Mexico SAB de CV-ADR *	313,500	4,874,925

Norway (2.9%)
Seadrill, Ltd. (1)	461,000	18,292,480
Subsea 7 SA	491,709	11,899,162
		30,191,642

Russia (1.1%)
Sberbank of Russia-ADR	757,000	11,150,610

Singapore (2.7%)
Avago Technologies, Ltd. (1)	454,000	16,239,580

Global Logistic Properties, Ltd.	5,041,577	11,242,882
		27,482,462

South Korea (0.8%)
Hana Financial Group, Inc.	215,500	7,718,162

Sweden (1.2%)
Electrolux AB-Series B	475,270	12,558,547

Switzerland (7.6%)
Nestle SA	300,500	21,099,885
Novartis AG-ADR (1)	260,600	17,673,892
Roche Holding AG	64,500	14,274,271
Wolseley PLC	263,360	12,300,940
Zurich Insurance Group AG *	44,500	12,801,604
		78,150,592

Thailand (0.5%)
Bangkok Bank PCL	751,000	5,263,548

United Kingdom (12.3%)
Aggreko PLC	213,000	5,394,954
British American Tobacco PLC	293,800	15,297,691
British Sky Broadcasting Group PLC	1,160,200	15,042,632
Centrica PLC	1,854,900	10,302,434
Croda International PLC	195,000	7,496,705
Diageo PLC	500,900	14,911,403
Imperial Tobacco Group PLC	281,600	10,473,183
InterContinental Hotels Group PLC	430	12,657
Petrofac, Ltd.	537,693	13,968,555
Standard Chartered PLC	471,000	12,531,026
Vodafone Group PLC-ADR	762,395	20,828,631
		126,259,871

United States (47.9%)
American Eagle Outfitters, Inc.	605,000	12,227,050
American Homes 4 Rent *(2)(3)	333,000	4,903,425
American Tower Corp. (1)	124,000	9,442,600
American Water Works Co., Inc.	288,000	11,024,640
Apple, Inc. (1)	46,806	21,311,240
Ashland, Inc. (1)	180,000	14,131,800
Bank of America Corp. (1)	616,000	6,973,120
Carpenter Technology Corp.	100,055	5,235,878
Cisco Systems, Inc.	490,000	10,079,300
Citigroup, Inc. (1)	238,000	10,034,080
CMS Energy Corp. (1)	396,000	10,177,200
Coach, Inc. (1)	272,761	13,910,811
Colgate-Palmolive Co. (1)	142,871	15,340,060
Comcast Corp.-Class A	388,000	14,775,040
Cooper Tire & Rubber Co. (1)	382,000	9,725,720
Corrections Corp. of America	330,500	12,522,645
Costco Wholesale Corp.	98,300	10,060,022
Cummins, Inc. (1)	46,000	5,282,180
CVR Energy, Inc. *	260,827	15,323,586
Energizer Holdings, Inc. (1)	119,000	10,354,190
Family Dollar Stores, Inc. (1)	170,070	9,642,969
HCA Holdings, Inc.	228,000	8,584,200
HollyFrontier Corp. (1)	318,000	16,605,960
Intel Corp. (1)	461,500	9,709,960
International Business Machines Corp. (1)	76,000	15,433,320
Invesco, Ltd.	360,000	9,810,000
ITC Holdings Corp. (1)	122,000	9,882,000
Johnson & Johnson	104,000	7,687,680
Las Vegas Sands Corp.	93,256	5,152,394
McKesson Corp.	109,296	11,501,218
Mondelez International, Inc.-Class A (1)	463,000	12,866,770
PepsiCo, Inc.	139,000	10,126,150
Pfizer, Inc.	286,500	7,815,720
PNC Financial Services Group, Inc. (1)	163,000	10,073,400
QUALCOMM, Inc. (1)	304,775	20,124,293

RR Donnelley & Sons Co.	1,114,000	10,248,800
Snap-On, Inc. (1)	124,000	10,046,480
The Walt Disney Co. (1)	56,800	3,060,384
The Williams Cos., Inc.	294,500	10,322,225
Thermo Fisher Scientific, Inc.	75,500	5,446,570
Two Harbors Investment Corp.	845,500	10,501,110
Union Pacific Corp. (1)	35,580	4,677,347
UnitedHealth Group, Inc. (1)	188,000	10,379,480
Validus Holdings, Ltd. (1)	141,500	5,152,015
Verizon Communications, Inc.	224,000	9,768,640
Walgreen Co.	327,000	13,066,920
Wells Fargo & Co. (1)	280,000	9,752,400
Zoetis, Inc. *	13,663	355,238
		490,628,230
TOTAL COMMON STOCKS (Identified Cost $891,201,593)		996,370,235

EQUITY-LINKED STRUCTURED NOTES (0.2%)

United Kingdom (0.2%)
Rexam PLC - Morgan Stanley BV *	275,000	2,043,363
TOTAL EQUITY-LINKED STRUCTURED NOTES (Identified Cost $2,250,510)		2,043,363

Description	Principal Amount

SHORT-TERM INVESTMENT (1.3%)

State Street Eurodollar Time Deposit, 0.01%	13,532,000	13,532,000
TOTAL SHORT-TERM INVESTMENT (Identified Cost $13,532,000)		13,532,000

TOTAL INVESTMENTS (Identified Cost $906,984,103) - (98.8%)		1,011,945,598

OTHER ASSETS IN EXCESS OF LIABILITIES - (1.2%)		12,094,595

NET ASSETS (100.0%)		$1,024,040,193

* Non-income producing security.
(1) All or a portion of the security is available to serve as collateral on the outstanding loans.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of January 31, 2013, securities restricted under Rule 144A had a total value of $4,903,425 which comprised 0.5% of the Fund’s net assets.
(3) Illiquid security.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BHD-Malaysian equivalent to incorporated.
BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.
PCL-Public Company Limited
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

1. ORGANIZATION:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees authorized an unlimited number of shares with no par value. The Fund has an investment objective to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over- the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over- the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the- counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Level 1 - Quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total Value
Common Stocks
Australia	$28,348,873	$-	$-	$28,348,873
Brazil	30,476,864	-	-	30,476,864
Canada	26,072,299	-	-	26,072,299
France	23,498,934	-	-	23,498,934
Germany	7,851,382	-	-	7,851,382
Hong Kong	17,328,275	-	-	17,328,275
Indonesia	5,388,696	-	-	5,388,696
Ireland	25,943,954	-	-	25,943,954
Japan	32,369,392	-	-	32,369,392
Malaysia	4,812,977	-	-	4,812,977
Mexico	4,874,925	-	-	4,874,925
Norway	30,191,642	-	-	30,191,642
Russia	11,150,610	-	-	11,150,610
Singapore	27,482,462	-	-	27,482,462
South Korea	7,718,162	-	-	7,718,162
Sweden	12,558,547	-	-	12,558,547
Switzerland	78,150,592	-	-	78,150,592
Thailand	-	5,263,548	-	5,263,548
United Kingdom	126,259,871	-	-	126,259,871
United States	485,369,567	355,238	4,903,425	490,628,230
Equity-Linked Structured Notes	-	2,043,363	-	2,043,363
Short-Term Investment	-	13,532,000	-	13,532,000
Total	$985,848,024	$21,194,149	$4,903,425	$1,011,945,598

For the period ended January 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable were used to determine fair value:

Balance as of October 31, 2012	$-
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(91,575)
Purchases	4,995,000

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2013	$4,903,425
Change in net unrealized depreciation on level 3 holdings held at period end	$(91,575)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2013:

Asset	Fair Value at 1/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock	4,903,425	Discount on last transaction	Haircut	5%	5%	Fair Value would Decrease

Federal and Other Income Taxes: It is the Fund’s policy to comply with Federal income and excise tax requirements of the internal revenue code of 1986 (the “Code”), as amended applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders, in accordance with the timing requirement imposed by the Code. Therefore, no federal income or state tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2013 the net unrealized appreciation/depreciation of investments based on federal tax costs was as follows*:

Gross appreciation on investments (excess of value over tax cost)	$118,718,937

Gross depreciation on investments (excess of tax cost over value)	(13,757,442)
Net unrealized appreciation	$104,961,495
Cost of investments for income tax purposes	$906,984,103

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board of Trustees from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which term may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity- linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold any forward currency contracts as of January 31, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2013

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2013

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.